Employee benefits - Actuarial assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Actuarial assumption of discount rates [member]
IFRS Statement [Line Items]
Discount rate		0.42%
Actuarial assumption of discount rates [member] | Bottom of range [member]
IFRS Statement [Line Items]
Discount rate	0.82%
Actuarial assumption of discount rates [member] | Top of range [member]
IFRS Statement [Line Items]
Discount rate	0.85%
Actuarial assumption of expected rates of salary increases [member]
IFRS Statement [Line Items]
Rate of increase in compensation levels	3.00%	3.00%